Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

12.    Related Party Transactions

The Company has entered into transactions with related parties. The Company regularly reviews these transactions; however, the Company’s results of operations may have been different if these transactions were conducted with nonrelated parties.

During the year ended December 31, 2020, the Company entered into borrowing arrangements with the individual founders to provide operating cash flow for the Company. As of September 30, 2021, the Company recorded payables associated with these borrowings in the amount of $13,000.

During the years ended December 31, 2020 and 2019, the Company entered into a services agreement with Master Goblin Games, LLC (“Master Goblin Games”), an entity owned by an officer of the Company, to facilitate the establishment of receipt of retail lottery licenses in certain jurisdictions. As of September 30, 2021, the Company had no outstanding related party payables.

12.    Related Party Transactions

The Company has entered into transactions with related parties. The Company regularly reviews these transactions; however, the Company’s results of operations may have been different if these transactions were conducted with nonrelated parties.

During the year ended December 31, 2020, the Company entered into borrowing arrangements with the individual founders to provide operating cash flow for the Company. As of December 31, 2020, the Company recorded payables associated with these borrowings in the amount of $13,000.

During the year ended December 31, 2020, the Company entered into a services agreement with Master Goblin Games, LLC (“Master Goblin”), an entity wholly owned by Ryan Dickinson, an officer of the Company (the “Service Agreement”). Master Goblin is or will be a sales agent or retailer licensed by state lottery authorities to sell lottery games to the general public within each U.S. jurisdiction in which it operates. Pursuant to the Services Agreement, the Company acquires lottery games as requested by users in certain jurisdictions from Master Goblin in such jurisdiction. The Service Agreement is non-exclusive and is a convenience to the Company’s operations. The Company does and may use any number of retail partners to facilitate such acquisitions. In consideration of Master Goblin’s services under the Service Agreement, the Company has agreed to payment, reimbursement and indemnity of certain initial and as-incurred expenses to a contractually capped limit, subject to offset by any of Master Goblin’s positive net income attributable on a per location basis, and otherwise purchases lottery games from Master Goblin without mark-up or administrative fee. As of March 31, 2021, the Company recorded payables associated with these borrowings in the amount of $4,699.

Pursuant to the Service Agreement, Master Goblin is authorized and approved by the Company to incur up to $100,000 in initial expenses per location for the commencement of operations at each location, including, without limitation, tenant improvements, furniture, inventory, fixtures and equipment, security and lease deposits, and licensing and filing fees. Similarly, pursuant to the Service Agreement, during each month of operation, Master Goblin is authorized to submit to the Company for reimbursement on-going expenses of up to $5,000 per location for actually incurred lease expenses. The initial expenses are submitted by Master Goblin to the Company upon Master Goblin securing a lease and leases are only secured by Master Goblin in any location upon request of the Company. Such initial expenses are recorded by the Company as lease obligations. On-going expenses are submitted by Master Goblin to the Company on a monthly basis, subject to offset, and are recorded by the Company as an expense. To the extent Master Goblin has a positive net income in any month, exclusive of the sale of lottery games, such net income reduces or eliminates such reimbursable expenses for that month.